Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions
16	Related party transactions

The table below sets forth the major related parties and their relationships with the Company:

Name of related parties	Relationship
KK Mobile Limited	Principal owner of the Company, controlled by Weidong Luo
Stable View Limited	Shareholder of the Company, controlled by Jiawen Fang, who is a director of the Company.
Focus Axis Limited	Shareholder of the Company, controlled by Xiaodao Wang, who is a director of the Company.
Weidong Luo	Founder, Chief Executive Officer
Fei Chen	Founder, President
Shenzhen Weixunyitong Information Technology Co., Ltd.	Company that is significantly influenced by Weidong Luo
Guangzhou Tianlang Network Technology Co., Ltd.	Company that is significantly influenced by Weidong Luo

Details of related party balances and transactions as of December 31, 2016, 2017 and 2018 are as follows:

16.1 Amounts due from related parties

	As of December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Focus Axis Limited	2	17	—	—
KK Mobile Limited	26	40	—	—
Stable View Limited	2	17	—	—
Shenzhen Weixunyitong Information Technology Co., Ltd.	65	886	1,543	224
Guangzhou Tianlang Network Technology Co., Ltd.	—	300	1,305	190
President	—	—	1,716	250
Total amounts due from related parties	95	1,260	4,564	664

16.2 Amounts due to related parties

	As of December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Weidong Luo	5,649	5,649	—	—
Shenzhen Weixunyitong Information Technology Co., Ltd.	504	461	8,864	1,289
Guangzhou Tianlang Network Technology Co., Ltd.	200	—	—	—
Total amounts due to related parties	6,353	6,110	8,864	1,289

16	Related party transactions (continued)

16.3 Transactions with related parties

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Services provided to:
Shenzhen Weixunyitong Information Technology Co., Ltd.	344	2,752	1,002	142
Guangzhou Tianlang Network Technology Co., Ltd.	—	755	1,542	224
Total	344	3,507	2,544	366
Services received from:
Shenzhen Weixunyitong Information Technology Co., Ltd.	360	672	20,909	3,041
Office premises leased from:
Shenzhen Weixunyitong Information Technology Co., Ltd.	1,193	1,557	475	69
Marketing expense incurred:
Guangzhou Tianlang Network Technology Co., Ltd.	943	—	—	—
Total	2,496	2,229	21,384	3,110